Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
This section provides information about the relationship between compensation actually paid to our Principal Executive Officer and other named executive officers and certain financial performance measures of the Company. For purposes of this section, the amount of compensation actually paid to our Principal Executive Officer and other named executive officers is determined using the valuation methods prescribed by the SEC in Item 402(v) of Regulation S-K. Although the rules describe such amount as compensation actually paid, these amounts are not reflective of the taxable compensation actually paid to our named executive officers in a covered year. As described in more detail below, to determine the amount of compensation actually paid in a covered year, Item 402(v) of Regulation S-K requires that in each covered year we (1) deduct the grant date value of equity awards reported in the Stock Awards or Option Awards columns in the Summary Compensation Table from the Total column in the Summary Compensation Table; (2) add, for awards granted in the covered year, the fair value of the equity awards (i) as of the end of a covered year or (ii) as of the vesting date, as applicable; and (3) add or subtract, for awards granted in, and outstanding at the end of, a prior year (i) the change in the fair value from the end of the prior year to the end of the current year or (ii) from the end of the prior year to the date the awards vest in the covered year, as applicable.
	PEO(1)		Non-PEO NEOs(1)		Value of initial fixed $100 investment based on:			(millions)
Year	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Total Shareholder Return (TSR) ($)(4)		Peer Group TSR ($)(5)	Net Income ($)(6)	Adjusted OIBDA ($)(7)
2022	2,074,577	(545,382)	111,221	15,695	LTRPA	9.11	101.81	46	61
					LTRPB	344.83
2021	2,487,114	(554,556)	135,808	2,740	LTRPA	29.52	119.56	38	23
					LTRPB	231.03
2020	6,885,895	7,849,353	164,315	166,888	LTRPA	59.05	103.32	(862)	(12)
					LTRPB	405.93

(1)
Our Principal Executive Officer (PEO) for each of the fiscal years indicated was Mr. Maffei. Our named executive officers other than our PEO (non-PEO NEOs) for each of the fiscal years indicated were Messrs. Wendling and Rosenthaler and Ms. Wilm.

(2)
Reflects, for Mr. Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2022	2,074,577	(748,898)	—	258,260	(2,079,090)	—	(50,231)	(545,382)
2021	2,487,114	(1,090,509)	—	351,620	(3,007,750)	—	704,968	(554,556)
2020	6,885,895	(5,310,861)	—	5,661,535	(861,914)	1,628,048	(153,351)	7,849,353
Non-PEO NEOs
2022	111,221	(40,738)	—	14,069	(34,029)	—	(34,828)	15,695
2021	135,808	(59,406)	—	19,155	(125,606)	—	32,789	2,740
2020	164,315	(14,501)	(149,815)	217,659	(39,000)	—	(11,771)	166,888

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.

(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(4)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in each of our Series A and Series B common stock (Nasdaq: LTRPA and LPRTB) from December 31, 2019 through December 31 of each covered fiscal year.

(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Hotels, Restaurants, and Leisure Index from December 31, 2019 through December 31 of each covered fiscal year. The S&P 500 Hotels, Restaurants, and Leisure Index was selected as the peer group for purposes of this disclosure because it contains peer companies to Tripadvisor, which is our operating company, the financial performance of which factors into compensation paid to Mr. Maffei and the non-PEO NEOs.

(6)
Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.

(7)
We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Company Selected Measure Name	Adjusted OIBDA
Named Executive Officers, Footnote [Text Block]
(1)
Our Principal Executive Officer (PEO) for each of the fiscal years indicated was Mr. Maffei. Our named executive officers other than our PEO (non-PEO NEOs) for each of the fiscal years indicated were Messrs. Wendling and Rosenthaler and Ms. Wilm.

(2)
Reflects, for Mr. Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

Peer Group Issuers, Footnote [Text Block]
(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Hotels, Restaurants, and Leisure Index from December 31, 2019 through December 31 of each covered fiscal year. The S&P 500 Hotels, Restaurants, and Leisure Index was selected as the peer group for purposes of this disclosure because it contains peer companies to Tripadvisor, which is our operating company, the financial performance of which factors into compensation paid to Mr. Maffei and the non-PEO NEOs.

PEO Total Compensation Amount	$ 2,074,577	$ 2,487,114	$ 6,885,895
PEO Actually Paid Compensation Amount	$ (545,382)	(554,556)	7,849,353
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2022	2,074,577	(748,898)	—	258,260	(2,079,090)	—	(50,231)	(545,382)
2021	2,487,114	(1,090,509)	—	351,620	(3,007,750)	—	704,968	(554,556)
2020	6,885,895	(5,310,861)	—	5,661,535	(861,914)	1,628,048	(153,351)	7,849,353
Non-PEO NEOs
2022	111,221	(40,738)	—	14,069	(34,029)	—	(34,828)	15,695
2021	135,808	(59,406)	—	19,155	(125,606)	—	32,789	2,740
2020	164,315	(14,501)	(149,815)	217,659	(39,000)	—	(11,771)	166,888

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.

(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 111,221	135,808	164,315
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,695	2,740	166,888
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Represents the compensation actually paid to Mr. Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2022	2,074,577	(748,898)	—	258,260	(2,079,090)	—	(50,231)	(545,382)
2021	2,487,114	(1,090,509)	—	351,620	(3,007,750)	—	704,968	(554,556)
2020	6,885,895	(5,310,861)	—	5,661,535	(861,914)	1,628,048	(153,351)	7,849,353
Non-PEO NEOs
2022	111,221	(40,738)	—	14,069	(34,029)	—	(34,828)	15,695
2021	135,808	(59,406)	—	19,155	(125,606)	—	32,789	2,740
2020	164,315	(14,501)	(149,815)	217,659	(39,000)	—	(11,771)	166,888

(a)
Reflects, for Mr. Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K do not include adjustments for dividends paid or the fair value of equity awards received in lieu of cash compensation foregone at a named executive officer’s election where such amounts are reported in the Salary, Bonus or All Other Compensation columns of the Summary Compensation Table in accordance with SEC guidance.

(c)
Reflects, with respect to Mr. Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Mr. Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Mr. Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return PEO non-PEO NEOs
Compensation Actually Paid vs. Net Income [Text Block]	Relationship Between Compensation Actually Paid and Net Income PEO non-PEO NEOs
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship Between Compensation Actually Paid and Adjusted OIBDA PEO non-PEO NEOs
Tabular List [Table Text Block]
2022 Key Performance Measures
The table below contains an unranked list of the most important financial performance measures we use to link executive compensation actually paid to performance.
Key Financial Performance Measures
Revenue
Adjusted OIBDA
Free Cash Flow

Peer Group Total Shareholder Return Amount	$ 101.81	119.56	103.32
Net Income (Loss)	$ 46,000,000	$ 38,000,000	$ (862,000,000)
Company Selected Measure Amount	61	23	(12)
PEO Name	Mr. Maffei
Total Shareholder Return Amount, LTRPA	$ 9.11	$ 29.52	$ 59.05
Total Shareholder Return Amount, LTRPB	$ 344.83	231.03	405.93
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted OIBDA
Non-GAAP Measure Description [Text Block]
(7)
We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Mr. Maffei [Member]
Pay vs Performance Disclosure [Table]
Stock Awards	$ (748,898)	(1,090,509)	(5,310,861)
Mr. Maffei [Member] | Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	258,260	351,620	5,661,535
Mr. Maffei [Member] | Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,079,090)	(3,007,750)	(861,914)
Mr. Maffei [Member] | Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(50,231)	704,968	(153,351)
Mr. Maffei [Member] | Fair Value at Vesting Date of Awards Granted and Vested in Same Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,628,048
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Stock Awards	(40,738)	(59,406)	(14,501)
Option Awards			(149,815)
Non-PEO NEO [Member] | Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,069	19,155	217,659
Non-PEO NEO [Member] | Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,029)	(125,606)	(39,000)
Non-PEO NEO [Member] | Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (34,828)	$ 32,789	$ (11,771)